Taxes on Income - Taxes on Income Included in Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Total-Current	$ 19,030	$ 15,832	$ 3,987
Deferred:
Total-Deferred	(2,722)	(2,044)	(568)
Actual taxes on income	16,308	13,788	3,419
Israel [Member]
Current:
Total-Current	485	(66)	(665)
Deferred:
Total-Deferred	2,993	596	954
Non-Israeli [Member]
Current:
Total-Current	18,545	15,898	4,652
Deferred:
Total-Deferred	$ (5,715)	$ (2,640)	$ (1,522)